DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P 500 ESG ETF

May 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 8.7%
Alphabet, Inc., Class A*	164,042	$20,155,841
Alphabet, Inc., Class C*	142,905	17,630,190
AT&T, Inc.	196,097	3,084,606
Charter Communications, Inc., Class A*	2,902	946,487
Comcast Corp., Class A	115,754	4,554,920
Electronic Arts, Inc.	7,180	919,040
Fox Corp., Class A	7,880	245,856
Fox Corp., Class B	3,659	106,879
Interpublic Group of Cos., Inc.	11,377	423,111
Match Group, Inc.*	7,332	252,954
Netflix, Inc.*	12,247	4,840,382
News Corp., Class A	13,309	243,688
Omnicom Group, Inc.	5,581	492,188
Paramount Global, Class B	13,249	201,517
Verizon Communications, Inc.	115,465	4,114,018
Walt Disney Co.*	50,278	4,422,453
Warner Bros Discovery, Inc.*	60,787	685,677

(Cost $72,657,386)		63,319,807

Consumer Discretionary - 11.4%
Amazon.com, Inc.*	245,393	29,589,488
Aptiv PLC*	7,428	654,258
Best Buy Co., Inc.	5,355	389,148
BorgWarner, Inc.	6,288	278,747
Caesars Entertainment, Inc.*	6,197	254,139
Darden Restaurants, Inc.	3,357	532,152
eBay, Inc.	14,948	635,888
Etsy, Inc.*	3,384	274,273
Ford Motor Co.	107,434	1,289,208
General Motors Co.	38,156	1,236,636
Hasbro, Inc.	3,772	223,868
Hilton Worldwide Holdings, Inc.	7,343	999,529
Home Depot, Inc.	28,041	7,948,221
Las Vegas Sands Corp.*	9,067	499,864
Lowe’s Cos., Inc.	16,637	3,346,200
Marriott International, Inc., Class A	7,394	1,240,639
McDonald’s Corp.	20,188	5,755,801
MGM Resorts International	8,323	327,011
Mohawk Industries, Inc.*	1,615	148,645
Newell Brands, Inc.	11,000	91,410
NIKE, Inc., Class B	34,306	3,611,050
Norwegian Cruise Line Holdings Ltd.*	10,998	163,320
PulteGroup, Inc.	6,150	406,392
Ralph Lauren Corp.	1,083	115,134
Royal Caribbean Cruises Ltd.*	5,828	471,893
Starbucks Corp.	31,691	3,094,309
Tapestry, Inc.	6,498	260,050
Tesla, Inc.*	73,987	15,088,169
TJX Cos., Inc.	31,837	2,444,763
Tractor Supply Co.	3,041	637,363
VF Corp.	9,295	160,060
Whirlpool Corp.	1,500	193,935
Yum! Brands, Inc.	7,747	996,961

(Cost $92,665,611)		83,358,524

Consumer Staples - 6.8%
Archer-Daniels-Midland Co.	15,061	1,064,060
Brown-Forman Corp., Class B	5,344	330,099
Campbell Soup Co.	5,852	295,819
Coca-Cola Co.	107,069	6,387,737
Colgate-Palmolive Co.	22,888	1,702,409
Conagra Brands, Inc.	12,888	449,405
Constellation Brands, Inc., Class A	4,535	1,101,869
Dollar General Corp.	6,147	1,236,100
Dollar Tree, Inc.*	5,716	770,974
Estee Lauder Cos., Inc., Class A	6,375	1,173,191
General Mills, Inc.	16,224	1,365,412
Hershey Co.	4,044	1,050,227
Hormel Foods Corp.	8,445	323,021
J M Smucker Co.	2,919	427,896
Kellogg Co.	6,935	463,050
Keurig Dr Pepper, Inc.	23,378	727,523
Kraft Heinz Co.	21,729	830,482
Kroger Co.	17,871	810,092
McCormick & Co., Inc.	6,863	588,365
Molson Coors Beverage Co., Class B	5,494	339,804
Mondelez International, Inc., Class A	37,481	2,751,480
PepsiCo, Inc.	37,894	6,909,971
Procter & Gamble Co.	64,966	9,257,655
Sysco Corp.	13,910	973,004
Target Corp.	12,661	1,657,705
Tyson Foods, Inc., Class A	7,725	391,194
Walgreens Boots Alliance, Inc.	19,480	591,608
Walmart, Inc.	38,619	5,671,973

(Cost $51,178,614)		49,642,125

Energy - 3.6%
APA Corp.	8,757	278,297
Baker Hughes Co.	27,587	751,746
Chevron Corp.	48,939	7,371,192
ConocoPhillips	33,655	3,341,941
Devon Energy Corp.	19,187	884,521
EOG Resources, Inc.	16,102	1,727,584
EQT Corp.	9,684	336,713
Halliburton Co.	24,781	709,976
Hess Corp.	7,604	963,199
Kinder Morgan, Inc.	54,450	877,189
Marathon Oil Corp.	17,195	381,041
Marathon Petroleum Corp.	12,517	1,313,158
ONEOK, Inc.	12,219	692,329
Phillips 66	12,839	1,176,181
Pioneer Natural Resources Co.	6,516	1,299,551
Schlumberger NV	39,052	1,672,597
Valero Energy Corp.	10,620	1,136,765
Williams Cos., Inc.	33,335	955,381

(Cost $26,427,170)		25,869,361

Financials - 12.2%
Aflac, Inc.	15,399	988,770
Allstate Corp.	7,183	778,996
American Express Co.	16,339	2,590,712
American International Group, Inc.	20,238	1,069,173
Ameriprise Financial, Inc.	2,897	864,668
Arch Capital Group Ltd.*	10,184	709,825
Arthur J Gallagher & Co.	5,829	1,167,724
Assurant, Inc.	1,655	198,583
Bank of America Corp.	191,628	5,325,342
Bank of New York Mellon Corp.	21,409	860,642
BlackRock, Inc.	4,104	2,698,585
Capital One Financial Corp.	10,508	1,095,039
Cboe Global Markets, Inc.	3,047	403,484
Charles Schwab Corp.	41,961	2,210,925
Chubb Ltd.	11,420	2,121,836
Citigroup, Inc.	53,310	2,362,699
CME Group, Inc.	9,899	1,769,446
Discover Financial Services	7,337	753,803
Everest Re Group Ltd.	1,180	401,224
FactSet Research Systems, Inc.	1,096	421,839
Fidelity National Information Services, Inc.	16,332	891,237
Fifth Third Bancorp	18,269	443,389
Franklin Resources, Inc.	8,047	193,208
Globe Life, Inc.	2,599	268,165
Goldman Sachs Group, Inc.	9,310	3,015,509
Hartford Financial Services Group, Inc.	8,687	595,233
Intercontinental Exchange, Inc.	15,374	1,628,875
Invesco Ltd.	13,276	190,909
JPMorgan Chase & Co.	80,722	10,954,783
Lincoln National Corp.	4,807	100,562
M&T Bank Corp.	4,656	554,809
MarketAxess Holdings, Inc.	1,085	295,565
Mastercard, Inc., Class A	23,243	8,484,160
MetLife, Inc.	18,137	898,688
Moody’s Corp.	4,292	1,360,049
Morgan Stanley	35,805	2,927,417
MSCI, Inc.	2,198	1,034,225
Nasdaq, Inc.	9,068	501,914
Northern Trust Corp.	5,722	411,526
PayPal Holdings, Inc.*	31,095	1,927,579
PNC Financial Services Group, Inc.	11,033	1,277,952
Principal Financial Group, Inc.	6,560	429,418
Progressive Corp.	16,069	2,055,386
Prudential Financial, Inc.	10,813	850,875
Raymond James Financial, Inc.	5,237	473,163
Regions Financial Corp.	27,899	481,816
S&P Global, Inc.	9,029	3,317,525
State Street Corp.	9,485	645,170
Synchrony Financial	11,653	360,777
T. Rowe Price Group, Inc.	6,661	713,793
Travelers Cos., Inc.	6,291	1,064,689
Truist Financial Corp.	36,097	1,099,876
Visa, Inc., Class A (a)	44,750	9,891,092
W R Berkley Corp.	6,060	337,421
Willis Towers Watson PLC	2,905	635,759

(Cost $100,129,792)		89,105,829

Health Care - 13.6%
Abbott Laboratories	48,023	4,898,346
AbbVie, Inc.	48,714	6,720,583
Agilent Technologies, Inc.	8,123	939,587
AmerisourceBergen Corp.	4,451	757,338
Amgen, Inc.	14,692	3,241,790
Baxter International, Inc.	13,810	562,343
Becton Dickinson and Co.	7,829	1,892,739
Biogen, Inc.*	3,960	1,173,784
Bio-Rad Laboratories, Inc., Class A*	567	211,689
Boston Scientific Corp.*	39,573	2,037,218
Bristol-Myers Squibb Co.	58,498	3,769,611
Cardinal Health, Inc.	7,082	582,849
Centene Corp.*	15,097	942,204
Cigna Group	8,229	2,035,937
CVS Health Corp.	35,304	2,401,731
DaVita, Inc.*	1,776	166,358
Edwards Lifesciences Corp.*	17,030	1,434,437
Elevance Health, Inc.	6,565	2,939,938
Eli Lilly & Co.	21,722	9,328,730
Gilead Sciences, Inc.	34,375	2,644,813
Henry Schein, Inc.*	3,893	287,693
Hologic, Inc.*	6,815	537,635
Humana, Inc.	3,444	1,728,440
IDEXX Laboratories, Inc.*	2,282	1,060,605
Illumina, Inc.*	4,322	849,921
Laboratory Corp. of America Holdings	2,417	513,685
Medtronic PLC	36,596	3,028,685
Merck & Co., Inc.	69,852	7,712,359
Mettler-Toledo International, Inc.*	621	820,881
Moderna, Inc.*	9,109	1,163,310
Organon & Co.	7,473	144,902
Pfizer, Inc.	154,577	5,877,018
Quest Diagnostics, Inc.	3,043	403,654
Regeneron Pharmaceuticals, Inc.*	2,965	2,180,935
Teleflex, Inc.	1,229	288,508
Thermo Fisher Scientific, Inc.	10,800	5,491,368
UnitedHealth Group, Inc.	25,727	12,535,224
Vertex Pharmaceuticals, Inc.*	7,088	2,293,464
Viatris, Inc.	35,032	320,543
Waters Corp.*	1,629	409,237
Zimmer Biomet Holdings, Inc.	5,772	735,007
Zoetis, Inc.	12,835	2,092,233

(Cost $101,325,526)		99,157,332

Industrials - 6.4%
Alaska Air Group, Inc.*	3,279	147,326
American Airlines Group, Inc.*	18,944	279,992
Automatic Data Processing, Inc.	11,388	2,379,978
Broadridge Financial Solutions, Inc.	3,240	475,373
C.H. Robinson Worldwide, Inc.	3,085	291,656
Carrier Global Corp.	22,957	938,941
Caterpillar, Inc.	14,298	2,941,814
Cintas Corp.	2,361	1,114,723
CSX Corp.	57,737	1,770,794
Cummins, Inc.	4,132	844,622
Deere & Co.	7,445	2,575,821
Dover Corp.	3,847	512,921
Eaton Corp. PLC	10,948	1,925,753
Emerson Electric Co.	15,733	1,222,139
Expeditors International of Washington, Inc.	4,207	464,074
Fortive Corp.	9,704	631,827
Generac Holdings, Inc.*	1,817	197,908
General Electric Co.	29,994	3,045,291
IDEX Corp.	2,180	434,169
Illinois Tool Works, Inc.	7,639	1,670,879
Ingersoll Rand, Inc.	10,952	620,540
JB Hunt Transport Services, Inc.	2,261	377,519
Johnson Controls International PLC	18,719	1,117,524
Nordson Corp.	1,481	322,754
Norfolk Southern Corp.	6,258	1,302,790
Otis Worldwide Corp.	11,257	895,044
PACCAR, Inc.	14,367	988,162
Parker-Hannifin Corp.	3,483	1,116,093
Paychex, Inc.	8,826	926,112
Pentair PLC	4,736	262,706
Quanta Services, Inc.	3,928	697,534
Republic Services, Inc.	5,610	794,544
Robert Half International, Inc.	3,167	205,918
Rockwell Automation, Inc.	3,112	867,003
Stanley Black & Decker, Inc.	4,651	348,686
Trane Technologies PLC	6,241	1,018,718
Union Pacific Corp.	16,829	3,239,919
United Parcel Service, Inc., Class B	20,105	3,357,535
United Rentals, Inc.	1,900	634,201
Verisk Analytics, Inc.	4,283	938,448
Waste Management, Inc.	10,205	1,652,394
Westinghouse Air Brake Technologies Corp.	5,003	463,428
Xylem, Inc.	6,575	658,815

(Cost $48,170,931)		46,672,388

Information Technology - 30.8%
Adobe, Inc.*	12,617	5,271,256
Advanced Micro Devices, Inc.*	44,413	5,250,061
Apple, Inc.	409,468	72,578,203
Applied Materials, Inc.	23,234	3,097,092
Arista Networks, Inc.*	6,807	1,132,276
Autodesk, Inc.*	5,952	1,186,769
Cisco Systems, Inc.	112,815	5,603,521
Corning, Inc.	20,570	633,762
F5, Inc.*	1,590	234,652
Fortinet, Inc.*	17,839	1,218,939
Gen Digital, Inc.	16,609	291,322
Hewlett Packard Enterprise Co.	37,907	546,619
HP, Inc.	23,540	684,072
Intel Corp.	113,852	3,579,507
Intuit, Inc.	7,737	3,242,732
Juniper Networks, Inc.	9,380	284,871
Keysight Technologies, Inc.*	4,892	791,526
KLA Corp.	3,809	1,687,349
Lam Research Corp.	3,720	2,294,124
Micron Technology, Inc.	30,031	2,048,114
Microsoft Corp.	204,937	67,299,261
Motorola Solutions, Inc.	4,605	1,298,242
NVIDIA Corp.	67,694	25,611,348
NXP Semiconductors NV	7,133	1,277,520
ON Semiconductor Corp.*	11,886	993,670
QUALCOMM, Inc.	30,700	3,481,687
Salesforce, Inc.*	27,547	6,153,449
Seagate Technology Holdings PLC	5,224	313,962
SolarEdge Technologies, Inc.*	1,484	422,688
TE Connectivity Ltd.	8,614	1,055,043
Texas Instruments, Inc.	24,961	4,340,219
Tyler Technologies, Inc.*	1,191	472,779
Zebra Technologies Corp., Class A*	1,413	371,011

(Cost $197,284,853)		224,747,646

Materials - 2.3%
Air Products and Chemicals, Inc.	6,111	1,644,715
Albemarle Corp.	3,171	613,684
Amcor PLC	40,639	391,760
Ball Corp.	8,604	440,181
CF Industries Holdings, Inc.	5,371	330,370
Corteva, Inc.	19,525	1,044,392
Dow, Inc.	19,183	935,747
Ecolab, Inc.	6,813	1,124,486
FMC Corp.	3,680	383,014
Freeport-McMoRan, Inc.	39,288	1,349,150
International Flavors & Fragrances, Inc.	6,946	536,856
International Paper Co.	9,576	281,917
Linde PLC	13,548	4,791,386
LyondellBasell Industries NV, Class A	6,860	586,804
Mosaic Co.	9,112	291,220
Newmont Corp.	21,947	889,951
PPG Industries, Inc.	6,449	846,689
Westrock Co.	6,537	183,101

(Cost $18,972,068)		16,665,423

Real Estate - 2.4%
Alexandria Real Estate Equities, Inc. REIT	4,301	487,991

American Tower Corp. REIT	12,829	2,366,181
AvalonBay Communities, Inc. REIT	3,803	661,646
Boston Properties, Inc. REIT	4,072	198,184
CBRE Group, Inc., Class A*	8,665	649,182
Digital Realty Trust, Inc. REIT	7,921	811,586
Equinix, Inc. REIT	2,559	1,907,862
Equity Residential REIT	10,012	608,730
Essex Property Trust, Inc. REIT	1,872	404,464
Extra Space Storage, Inc. REIT	3,685	531,635
Federal Realty Investment Trust REIT	2,064	182,045
Healthpeak Properties, Inc. REIT	15,436	308,103
Host Hotels & Resorts, Inc. REIT	20,642	342,657
Iron Mountain, Inc. REIT	7,828	418,172
Kimco Realty Corp. REIT	17,445	320,639
Prologis, Inc. REIT	25,437	3,168,178
Regency Centers Corp. REIT	4,068	228,906
SBA Communications Corp. REIT	2,975	659,795
Simon Property Group, Inc. REIT	8,958	941,934
UDR, Inc. REIT	8,727	346,200
Ventas, Inc. REIT	11,447	493,824
Welltower, Inc. REIT	12,969	967,617
Weyerhaeuser Co. REIT	20,063	575,006

(Cost $21,236,244)		17,580,537

Utilities - 1.5%
American Water Works Co., Inc.	5,314	767,607
CenterPoint Energy, Inc.	17,337	489,077
Constellation Energy Corp.	8,289	696,442
Edison International	10,482	707,745
Entergy Corp.	5,503	540,394
Eversource Energy	9,533	659,969
Exelon Corp.	27,269	1,081,216
NextEra Energy, Inc.	54,749	4,021,861
Public Service Enterprise Group, Inc.	13,629	814,333
Sempra Energy	8,624	1,237,803

(Cost $11,742,385)		11,016,447

TOTAL COMMON STOCKS (Cost $741,790,580)		727,135,419

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
(Cost $1,295,038)	1,295,038	1,295,038

TOTAL INVESTMENTS - 99.9% (Cost $743,085,618)		$728,430,457
Other assets and liabilities, net - 0.1%		1,049,882

NET ASSETS - 100.0%		$729,480,339

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares, 5.03% (b)(c)
—	—	0 (d)	—	—	2	—	—	—
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
1,156,171	12,095,583	(11,956,716)	—	—	48,401	—	1,295,038	1,295,038

1,156,171	12,095,583	(11,956,716)	—	—	48,403	—	1,295,038	1,295,038

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2023 amounted to $9,148,653, which is 1.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $9,357,789.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

REIT:	Real Estate Investment Trust

At May 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
E-Mini S&P 500 ESG Futures	USD	11	$1,982,032	$2,044,130	6/16/2023	$62,098

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2023.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$727,135,419	$—	$—	$727,135,419
Short-Term Investments (a)	1,295,038	—	—	1,295,038
Derivatives (b)
Futures Contracts	62,098	—	—	62,098

TOTAL	$728,492,555	$—	$—	$728,492,555

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

SNPE-PH3

R-089711-1 (5/24) DBX005195 (5/24)